DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 30, 2012	Sep. 25, 2011	Jun. 26, 2011	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of businesses		$ 757	$ 502	$ 0	$ 2,892	$ 1,574
Pre-tax gain on the sale	(319)	253	245
NorthStar Print Group, Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds						822
Pre-tax gain						610
Revenue and earnings before income taxes as reported in earnings from discontinued operations [Abstract]
Revenue				0	0	0
Earnings before income taxes				0	0	562
Palm Springs [Member]
Revenue and earnings before income taxes as reported in earnings from discontinued operations [Abstract]
Revenue				5,483	6,924	5,341
Earnings before income taxes				(62)	1,262	240
KMIR-TV and My 13 KPSE-TV [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of businesses				17,000
Pre-tax gain on the sale				$ 10,200